SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING	SEGMENT REPORTING
In the second quarter of 2024, as a result of the AEL acquisition, diversification in insurance offerings and overall strategic shift, the Company reorganized and changed its internal segments in a manner that caused the composition of its reporting segments to change. The Company’s reporting segments were realigned to: Annuities, P&C, Life Insurance and Corporate and Other. Previously, the Company reported its operations under the following segments: Direct Insurance, Reinsurance and PRT. The Company has restated all applicable comparative information.
These segments are regularly reviewed by the Company’s CODM for the purpose of allocating resources to the segment and to assess its performance. The Company’s CODM has been identified as the Chief Executive Officer and the Chief Financial Officer.
The key measure used by the CODM in assessing performance and in making resource allocation decisions is Distributable Operating Earnings (“DOE”). DOE provides the CODM with insights on capital allocation and investment strategies, as well as product mix and pricing of insurance products offered by the Annuities, P&C and Life Insurance segments.
DOE is calculated as net income after applicable taxes excluding the impact of depreciation and amortization, deferred income taxes related to basis and other changes, and breakage and transaction costs, as well as certain investment and insurance reserve gains and losses, including gains and losses related to asset and liability matching strategies, non-operating adjustments related to changes in cash flow assumptions for future policy benefits and change in market risk benefits, and is inclusive of returns on equity invested in certain variable interest entities and the Company’s share of adjusted earnings from investments in certain associates. DOE allows the CODM to evaluate the Company’s segments on the basis of return on invested capital generated by its operations and allows the Company to evaluate the performance of its segments.
The tables below provide each segment’s results in the format that the CODM reviews its reporting segments to make decisions and assess performance.

FOR THE YEAR ENDED DEC. 31, 2024 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Net premiums and other policy related revenues	$5,377	$2,964	$649	$—
Net investment income, including reinsurance funds withheld	3,792	442	368	210
Segment revenues(1)(2)	9,169	3,406	1,017	210	$13,802
Policyholder benefit, net	(5,413)	(2,092)	(507)	—
Interest sensitive contract benefits, excluding index credits	(1,338)	—	(53)	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(598)	(602)	(37)	—
Other insurance and reinsurance expenses(3)	(189)	—	—	—
Operating expenses excluding transactions costs	(365)	(451)	(214)	(64)
Interest expense	—	—	—	(344)
Income tax expense (recovery), net	(46)	2	(12)	(105)
Segment DOE	$1,220	$263	$194	$(303)	$1,374
Depreciation and amortization expenses					(135)
Deferred income tax recovery relating to basis and other changes					195
Transaction costs					(213)
Mark-to-market gains on investments, including reinsurance funds withheld					283
Mark-to-market losses on insurance contracts and other net assets					(257)
Net income					$1,247

FOR THE YEAR ENDED DEC. 31 2023 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Net premiums and other policy related revenues	$1,520	$2,236	$794	$—
Net investment income, including reinsurance funds withheld	1,557	225	363	124
Segment revenues(1)(2)	3,077	2,461	1,157	124	$6,819
Policyholder benefits, net	(1,718)	(1,566)	(622)	—
Interest sensitive contract benefits, excluding index credits	(672)	—	(66)	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(95)	(493)	(44)	—
Other insurance and reinsurance expenses(3)	104	—	—	—
Operating expenses excluding transactions costs	(110)	(309)	(222)	(65)
Interest expense	—	—	—	(193)
Income tax expense (recovery), net	9	(9)	(5)	2
Segment DOE	$595	$84	$198	$(132)	$745
Depreciation and amortization expenses					(30)
Deferred income tax expense relating to basis and other changes					(14)
Transaction costs					(40)
Mark-to-market gains on investments, including reinsurance funds withheld					36
Mark-to-market gains on insurance contracts and other net assets					100
Net income					$797

FOR THE YEAR ENDED DEC. 31 2022 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Net premiums and other policy related revenues	$1,586	$1,185	$464	$—
Net investment income, including reinsurance funds withheld	742	100	195	150
Segment revenues(1)(2)	2,328	1,285	659	150	$4,422
Policyholder benefits, net	(1,719)	(794)	(313)	—
Interest sensitive contract benefits, excluding index credits	(304)	—	(39)	—
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(52)	(276)	(43)	—
Other insurance and reinsurance expenses(3)	(13)	—	—	—
Operating expenses excluding transactions costs	(95)	(133)	(116)	(10)
Interest expense	—	—	—	(106)
Income tax expense, net	—	—	—	(21)
Segment DOE	$145	$82	$148	$13	$388
Depreciation and amortization expenses					(13)
Deferred income tax expense relating to basis and other changes					(10)
Transaction costs					(31)
Mark-to-market losses on investments, including reinsurance funds withheld					(7)
Mark-to-market gains on insurance contracts and other net assets					174
Net income					$501
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(1)For the years ended December 31, 2024, 2023 and 2022, there were no significant intersegment revenues.
(2)Our consolidated revenues in the statements of operations principally represent the sum of “Segment revenues” and “Mark-to-market gains (losses) on investments, including reinsurance funds withheld” in the tables above.
(3)“Other insurance and reinsurance expenses” primarily represent “Change in fair value of market risk benefits” excluding the effect of changes in market risks (e.g., interest rates, equity markets and equity index volatility) and are inclusive of “Other reinsurance expenses” arising from our reinsurance assumed business on the statements of operations. See Note 19 for the details of market risk benefits and Note 12 for the details of our reinsurance assumed business.
The Company’s Annuities segment offers annuity-based products to individuals and institutions. Total premium revenues recorded within Annuities segment were primarily from PRT transactions with institutions in the U.S., Canada and the United Kingdom for the year ended December 31, 2024 and in the U.S. and Canada for the years ended December 31, 2023 and 2022. Premiums received from retail annuities are generally recorded as deposits and are not included in net premiums.
Our P&C segment provides a broad range of P&C products through American National and Argo, which include coverage for property, casualty, specialty and other. Total earned premiums within this segment for the years ended December 31, 2024, 2023 and 2022 were primarily from transactions with U.S.-based individuals and institutions.
The Company’s Life Insurance business is principally provided by American National. Total premium revenues recorded within this segment for the years ended December 31, 2024, 2023 and 2022 were primarily from transactions with U.S. retail customers.
Lastly, Corporate and Other segment’s revenue is mainly from investment income earned on investments warehoused by the Company prior to their transfer into its insurance investment portfolios, net of associated borrowing costs.
In addition to DOE, the CODM also monitors the assets, including investments accounted for using the equity method, liabilities and mezzanine and common equity attributable to each segment.

AS OF DEC. 31, 2024 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Assets	$112,931	$14,269	$7,708	$5,045	$139,953
Liabilities	105,724	9,574	6,510	5,069	126,877
Equity	7,207	4,695	1,198	(24)	13,076

AS OF DEC. 31, 2023 US$ MILLIONS	Annuities	P&C	Life Insurance	Corporate & Other	Total
Assets	$34,784	$13,431	$9,101	$4,327	$61,643
Liabilities	32,188	10,443	6,078	4,085	52,794
Equity and other	2,596	2,988	3,023	242	8,849
The following table shows the breakdown of total assets by jurisdiction:

AS OF DEC 31. US$ MILLIONS	2024	2023
United States	$130,051	$43,977
Canada	5,238	3,997
Bermuda	4,202	4,457
Other	462	9,212
Total assets	$139,953	$61,643
The breakdown of total revenue by jurisdiction follows.

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2024	2023	2022
United States	$10,436	$5,545	$2,367
Canada	2,607	653	1,549
Bermuda	249	422	152
Other(1)	811	292	345
Total revenue	$14,103	$6,912	$4,413
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(1)No other country greater than 10%.